Credit risk - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2024	Dec. 31, 2023
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.50%	13.80%
Upside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.10%	13.40%
Upside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.80%	15.10%
Upside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.80%
Upside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.50%
Upside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Upside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.50%	23.80%
Upside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.70%	27.40%
Upside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	4.40%
Upside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.00%
Upside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.30%
Upside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.10%	24.70%
Upside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.50%	9.60%
Upside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.30%	12.30%
Upside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Upside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Upside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.20%
Upside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.40%	11.50%
Upside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	21.50%	23.50%
Upside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	2.20%
Upside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.30%
Upside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%
Upside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%	32.40%
Baseline | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.80%
Baseline | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.80%
Baseline | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.20%
Baseline | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.20%
Baseline | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	0.10%
Baseline | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Baseline | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	0.10%
Baseline | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Baseline | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Baseline | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Baseline | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Baseline | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.20%	18.30%
Downside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(1.30%)
Downside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	0.60%
Downside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.60%
Downside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.40%
Downside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.50%
Downside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.90%
Downside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	5.20%
Downside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.80%
Downside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(14.60%)	(22.50%)
Downside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	0.40%
Downside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	(1.70%)
Downside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Downside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.80%
Downside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.60%
Downside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	6.80%
Downside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.90%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	10.80%
Downside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.70%)	(4.10%)
Downside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	(1.70%)
Downside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.10%
Downside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.90%
Downside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	8.30%
Downside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	7.50%
Downside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.80%
Downside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.40%
Downside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(28.20%)	(35.00%)
Downside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.60%)	(7.60%)
Downside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(3.50%)
Downside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	1.20%
Downside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.50%
Downside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Downside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.50%
Downside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.20%